TRADE AND OTHER PAYABLES - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 35,397	$ 31,863
Trade related accruals	23,196	16,302
Payroll and related benefits	32,239	35,331
Restructuring obligations	709	1,456
NSR royalty liabilities	3,538	2,850
Environmental duty and net mineral sales proceeds tax	2,701	3,023
Other accrued liabilities	6,115	3,588
Total trade and other current payables	$ 103,895	$ 94,413